FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06135
                                   ---------

                       TEMPLETON INSTITUTIONAL FUNDS, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 9/30/06
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Institutional Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

CONTENTS

TIFI Emerging Markets Series ..............................................    3

TIFI Foreign Equity Series ................................................    8

TIFI Foreign Smaller Companies Series .....................................   13

Notes to Statements of Investments ........................................   19

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                         Quarterly Statements of Investments | 1
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

Templeton Institutional Funds, Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  EMERGING MARKETS SERIES                                                    INDUSTRY                  SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.2%
  COMMON STOCKS 89.4%
  AUSTRIA 0.5%
  Wienerberger AG .........................................              Building Products                   301,550    $ 14,241,533
                                                                                                                        ------------
  BRAZIL 1.8%
  Centrais Eletricas Brasileiras SA
   (Non Taxable) ..........................................              Electric Utilities              283,770,000       6,264,382
  Centrais Eletricas Brasileiras SA (Taxable) .............              Electric Utilities              523,418,000      11,554,745
  CPFL Energia SA .........................................              Electric Utilities                  546,260       6,984,169
  Souza Cruz SA ...........................................                   Tobacco                      1,662,612      25,692,167
                                                                                                                        ------------
                                                                                                                          50,495,463
                                                                                                                        ------------
  CHINA 11.3%
  Aluminum Corp. of China Ltd., H .........................               Metals & Mining                 52,778,000      33,533,928
  Anhui Conch Cement Co. Ltd., H ..........................            Construction Materials              5,122,000      10,137,953
  China Mobile (Hong Kong) Ltd. ...........................     Wireless Telecommunication Services        5,814,000      41,082,670
  China Petroleum and Chemical Corp., H ...................         Oil, Gas & Consumable Fuels           40,456,000      25,133,595
  China Telecom Corp. Ltd., H .............................    Diversified Telecommunication Services     20,538,000       7,434,188
  China Travel International Investment
   Hong Kong Ltd. .........................................        Hotels, Restaurants & Leisure          27,660,000       6,106,705
  Citic Pacific Ltd. ......................................           Industrial Conglomerates             2,542,000       7,830,926
  CNOOC Ltd. ..............................................         Oil, Gas & Consumable Fuels           66,754,000      55,523,726
  Denway Motors Ltd. ......................................                 Automobiles                   46,545,000      16,848,004
  PetroChina Co. Ltd., H ..................................         Oil, Gas & Consumable Fuels           78,482,000      84,419,035
a PetroChina Co. Ltd., H, 144A ............................         Oil, Gas & Consumable Fuels           16,358,000      17,595,456
  Shanghai Industrial Holdings Ltd. .......................           Industrial Conglomerates             7,249,000      13,696,582
  Travelsky Technology Ltd., H ............................                 IT Services                    6,948,000       8,757,852
                                                                                                                        ------------
                                                                                                                         328,100,620
                                                                                                                        ------------
  CROATIA 1.3%
c Pliva d.d., GDR, Reg S ..................................               Pharmaceuticals                  1,347,760      37,359,907
                                                                                                                        ------------
  CZECH REPUBLIC 0.2%
  Philip Morris CR AS .....................................                   Tobacco                         10,093       4,448,960
                                                                                                                        ------------
  FINLAND 0.2%
  Nokian Renkaat OYJ ......................................               Auto Components                    315,870       5,684,320
                                                                                                                        ------------
  HONG KONG 1.6%
  Cheung Kong (Holdings) Ltd. .............................                 Real Estate                    1,709,000      18,349,926
  Cheung Kong Infrastructure Holdings Ltd. ................              Electric Utilities                2,304,000       7,053,378
  Dairy Farm International Holdings Ltd. ..................           Food & Staples Retailing             1,205,019       3,831,960
  Hopewell Holdings Ltd. ..................................        Transportation Infrastructure             946,000       2,695,693
  MTR Corp. Ltd. ..........................................                 Road & Rail                    5,765,120      14,474,498
                                                                                                                        ------------
                                                                                                                          46,405,455
                                                                                                                        ------------
  HUNGARY 3.0%
  BorsodChem Rt. ..........................................                  Chemicals                       508,584       6,979,219
b Magyar Telekom PLC ......................................    Diversified Telecommunication Services      5,657,593      22,765,121
  MOL Magyar Olaj-es Gazipari Rt. .........................         Oil, Gas & Consumable Fuels              329,249      30,019,446


                                         Quarterly Statements of Investments | 3

Templeton Institutional Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  EMERGING MARKETS SERIES                                                   INDUSTRY                    SHARES/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  HUNGARY (CONTINUED)
  OTP Bank ............................................                 Commercial Banks                      450,860   $ 14,219,802
  Richter Gedeon Nyrt. ................................                 Pharmaceuticals                        68,608     14,168,731
                                                                                                                        ------------
                                                                                                                          88,152,319
                                                                                                                        ------------
  INDIA 1.7%
  Gail India Ltd. .....................................                  Gas Utilities                      1,933,380     11,106,696
  Hero Honda Motors Ltd. ..............................                   Automobiles                         329,186      5,568,269
  Hindustan Petroleum Corp. Ltd. ......................           Oil, Gas & Consumable Fuels               1,484,067      9,063,536
  Indian Oil Corp. Ltd. ...............................           Oil, Gas & Consumable Fuels                 691,460      7,905,204
  Oil & Natural Gas Corp. Ltd. ........................           Oil, Gas & Consumable Fuels                 546,769     13,971,327
a Oil & Natural Gas Corp. Ltd., 144A ..................           Oil, Gas & Consumable Fuels                  60,860      1,555,127
                                                                                                                        ------------
                                                                                                                          49,170,159
                                                                                                                        ------------
  INDONESIA 0.4%
  PT Astra International Tbk ..........................                   Automobiles                       9,045,500     12,234,272
                                                                                                                        ------------
  ISRAEL 0.4%
b Taro Pharmaceutical Industries Ltd. .................                 Pharmaceuticals                       840,410     11,177,453
                                                                                                                        ------------
  MALAYSIA 1.4%
  Maxis Communications Bhd. ...........................       Wireless Telecommunication Services           8,995,500     21,708,229
  Resorts World Bhd. ..................................          Hotels, Restaurants & Leisure                755,400      2,273,574
  Sime Darby Bhd. .....................................             Industrial Conglomerates                7,264,800     11,819,089
  Tanjong PLC .........................................   Independent Power Producers & Energy Traders      1,031,200      3,523,080
                                                                                                                        ------------
                                                                                                                          39,323,972
                                                                                                                        ------------
  MEXICO 3.2%
  Grupo Bimbo SA de CV, A .............................                  Food Products                      1,513,034      5,302,779
  Kimberly Clark de Mexico SA de CV, A ................                Household Products                  14,372,381     58,206,312
  Telefonos de Mexico SA de CV, L, ADR ................      Diversified Telecommunication Services         1,120,658     28,666,432
                                                                                                                        ------------
                                                                                                                          92,175,523
                                                                                                                        ------------
  PANAMA 0.2%
  Banco Latinoamericano de Exportaciones
   SA, E ..............................................                 Commercial Banks                      470,100      7,342,962
                                                                                                                        ------------
  PERU 0.3%
  Compania de Minas Buenaventura SA, ADR ..............                 Metals & Mining                       275,700      7,443,900
                                                                                                                        ------------
  PHILIPPINES 1.1%
  San Miguel Corp., B .................................                    Beverages                       20,989,098     31,820,695
                                                                                                                        ------------
  POLAND 0.9%
b Polski Koncern Naftowy Orlen SA .....................           Oil, Gas & Consumable Fuels               1,127,656     17,643,254
  Telekomunikacja Polska SA ...........................      Diversified Telecommunication Services         1,512,775      9,612,435
                                                                                                                        ------------
                                                                                                                          27,255,689
                                                                                                                        ------------
  PORTUGAL 0.2%
  Jeronimo Martins SGPS SA ............................             Food & Staples Retailing                  309,811      5,532,064
                                                                                                                        ------------


4 | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  EMERGING MARKETS SERIES                                                    INDUSTRY                  SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  RUSSIA 5.9%
  Gazprom ................................................          Oil, Gas & Consumable Fuels            1,024,770    $ 10,965,039
  Gazprom, ADR ...........................................          Oil, Gas & Consumable Fuels            1,058,474      45,302,687
  LUKOIL, ADR ............................................          Oil, Gas & Consumable Fuels              503,120      37,985,560
  LUKOIL, ADR (London Exchange) ..........................          Oil, Gas & Consumable Fuels              257,200      19,444,320
  Mining and Metallurgical Co. Norilsk Nickel ............                Metals & Mining                    305,015      38,553,896
b Mobile Telesystems, ADR ................................      Wireless Telecommunication Services          354,400      13,385,688
b ZAO Polyus Gold Co. ....................................                Metals & Mining                    133,735       5,870,967
                                                                                                                        ------------
                                                                                                                         171,508,157
                                                                                                                        ------------
  SINGAPORE 1.1%
  ComfortDelGro Corp. Ltd. ...............................                  Road & Rail                   16,213,000      17,254,389
  Fraser and Neave Ltd. ..................................            Industrial Conglomerates             5,701,290      14,863,565
                                                                                                                        ------------
                                                                                                                          32,117,954
                                                                                                                        ------------
  SOUTH AFRICA 10.6%
  Anglo American PLC .....................................                Metals & Mining                  1,309,666      54,253,987
  Edgars Consolidated Stores Ltd. ........................                Specialty Retail                 4,424,593      17,050,455
b Imperial Holdings Ltd. .................................            Air Freight & Logistics              1,029,211      17,087,414
  JD Group Ltd. ..........................................                Specialty Retail                 1,259,419      10,515,380
  Massmart Holdings Ltd. .................................            Food & Staples Retailing             1,650,509      12,065,571
  MTN Group Ltd. .........................................      Wireless Telecommunication Services        3,496,500      28,295,376
  Nampak Ltd. ............................................             Containers & Packaging              1,739,051       4,065,604
  Nedbank Group Ltd. .....................................                Commercial Banks                 2,508,883      36,803,396
  Old Mutual PLC .........................................                   Insurance                    18,531,070      58,119,986
  Remgro Ltd. ............................................         Diversified Financial Services          3,373,144      66,726,291
  Standard Bank Group Ltd. ...............................                Commercial Banks                   302,940       3,027,843
                                                                                                                        ------------
                                                                                                                         308,011,303
                                                                                                                        ------------
  SOUTH KOREA 16.9%
  Daewoo Shipbuilding & Marine Engineering
   Co. Ltd. ..............................................                   Machinery                        11,890         384,501
  GS Holdings Corp. ......................................          Oil, Gas & Consumable Fuels              378,000      13,222,510
  Hana Financial Group Inc. ..............................                Commercial Banks                   981,716      44,922,909
  Hite Brewery Co. Ltd. ..................................                   Beverages                       110,600      13,675,244
  Hyundai Development Co. ................................           Construction & Engineering              724,030      32,289,634
  Hyundai Motor Co. Ltd. .................................                  Automobiles                       60,730       5,198,552
  Kangwon Land Inc. ......................................         Hotels, Restaurants & Leisure           2,194,597      46,385,141
  Korea Gas Corp. ........................................                 Gas Utilities                     326,770      13,105,333
  LG Card Co. Ltd. .......................................                Consumer Finance                   532,340      33,867,232
  LG Corp. ...............................................            Industrial Conglomerates               455,400      13,234,875
  LG Electronics Inc. ....................................               Household Durables                  259,640      16,737,691
  Lotte Shopping Co. Ltd. ................................                Multiline Retail                    76,450      27,065,522
  Samsung Electronics Co. Ltd. ...........................    Semiconductors & Semiconductor Equipment       192,340     134,968,307
  Samsung Fine Chemicals Co. Ltd. ........................                   Chemicals                       418,410      12,226,194
  Shinhan Financial Group Co. Ltd. .......................                Commercial Banks                   483,470      21,791,277
  SK Corp. ...............................................          Oil, Gas & Consumable Fuels              456,880      30,370,147
  SK Telecom Co. Ltd. ....................................      Wireless Telecommunication Services          136,769      29,124,389
                                                                                                                        ------------
                                                                                                                         488,569,458
                                                                                                                        ------------


                                         Quarterly Statements of Investments | 5

Templeton Institutional Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    EMERGING MARKETS SERIES                                                INDUSTRY                   SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    SWEDEN 0.9%
    Oriflame Cosmetics SA, SDR ..........................              Personal Products                    760,114     $ 25,205,917
                                                                                                                        ------------
    TAIWAN 11.0%
    Asustek Computer Inc. ...............................           Computers & Peripherals               2,391,200        5,611,484
    AU Optronics Corp. ..................................      Electronic Equipment & Instruments         5,243,730        7,419,775
    China Motor Corp. ...................................                 Automobiles                     1,614,180        1,404,059
    Chunghwa Telecom Co. Ltd. ...........................    Diversified Telecommunication Services      12,406,260       20,570,935
    D-Link Corp. ........................................           Communications Equipment             19,426,039       20,534,925
    Lite-On Technology Corp. ............................           Computers & Peripherals              16,705,602       20,610,808
    MediaTek Inc. .......................................   Semiconductors & Semiconductor Equipment      1,638,120       15,535,176
    Mega Financial Holding Co. Ltd. .....................               Commercial Banks                 69,108,032       48,945,435
    President Chain Store Corp. .........................           Food & Staples Retailing              7,822,010       16,844,135
    Realtek Semiconductor Corp. .........................   Semiconductors & Semiconductor Equipment     18,075,172       22,218,650
    Siliconware Precision Industries Co. ................   Semiconductors & Semiconductor Equipment     11,646,001       13,876,012
    Sunplus Technology Co. Ltd. .........................   Semiconductors & Semiconductor Equipment     12,613,907       12,038,643
    Synnex Technology International Corp. ...............      Electronic Equipment & Instruments        11,208,043        9,986,024
    Taiwan Mobile Co. Ltd. ..............................     Wireless Telecommunication Services        40,431,878       38,710,074
    Taiwan Semiconductor Manufacturing
     Co. Ltd. ...........................................   Semiconductors & Semiconductor Equipment     35,485,711       63,983,598
  b Yageo Corp. .........................................      Electronic Equipment & Instruments         2,912,000        1,020,211
                                                                                                                        ------------
                                                                                                                         319,309,944
                                                                                                                        ------------
    THAILAND 2.7%
    Kasikornbank Public Co. Ltd., fgn. ..................               Commercial Banks                 13,339,200       24,501,659
    Land and Houses Public Co. Ltd., fgn. ...............              Household Durables                13,821,831        2,741,186
    PTT Public Co. Ltd., fgn. ...........................         Oil, Gas & Consumable Fuels             1,747,000       10,045,308
    Siam Cement Public Co. Ltd., fgn. ...................            Construction Materials               2,678,136       18,251,106
    Siam Commercial Bank Public Co.
     Ltd., fgn. .........................................               Commercial Banks                  8,003,100       13,208,897
    Thai Airways International Public Co.
     Ltd., fgn. .........................................                   Airlines                      4,481,000        5,636,290
    Thai Beverages Co. Ltd. .............................                  Beverages                     26,546,000        4,931,404
  b True Corp. Public Co. Ltd., rts., 3/28/08 ...........    Diversified Telecommunication Services       2,088,420               --
                                                                                                                        ------------
                                                                                                                          79,315,850
                                                                                                                        ------------
    TURKEY 8.3%
    Akbank TAS ..........................................               Commercial Banks                 14,112,670       72,217,360
    Arcelik AS, Br. .....................................              Household Durables                 4,369,414       27,263,758
  b KOC Holding AS ......................................           Industrial Conglomerates              4,967,370       15,940,190
  b Migros Turk TAS .....................................           Food & Staples Retailing              1,056,808       10,606,459
    Tupras-Turkiye Petrol Rafineleri AS .................         Oil, Gas & Consumable Fuels             2,700,300       41,543,077
  b Turk Hava Yollari Anonim Ortakligi ..................                   Airlines                        828,000        3,198,283
a,b Turk Hava Yollari Anonim Ortakligi, 144A ............                   Airlines                      3,549,000       13,708,584
    Turkcell Iletisim Hizmetleri AS .....................     Wireless Telecommunication Services         6,730,648       34,219,868
    Turkiye Vakiflar Bankasi T.A.O. .....................               Commercial Banks                  4,790,172       21,191,253
                                                                                                                        ------------
                                                                                                                         239,888,832
                                                                                                                        ------------


6 | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  EMERGING MARKETS SERIES                                                    INDUSTRY              SHARES/RIGHTS           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  UNITED KINGDOM 2.3%
  HSBC Holdings PLC ..........................................           Commercial Banks              2,192,044      $   39,982,473
  Provident Financial PLC ....................................           Consumer Finance              2,280,230          26,706,450
                                                                                                                      --------------
                                                                                                                          66,688,923
                                                                                                                      --------------
  TOTAL COMMON STOCKS
   (COST $1,902,128,979) .....................................                                                         2,588,981,604
                                                                                                                      --------------
  PREFERRED STOCKS 7.8%
  BRAZIL 7.8%
  Banco Bradesco SA, ADR, pfd. ...............................           Commercial Banks              1,734,152          57,833,969
  Companhia Vale do Rio Doce, ADR,
   pfd., A ...................................................            Metals & Mining              2,506,400          46,393,464
  Petroleo Brasileiro SA, ADR, pfd. ..........................      Oil, Gas & Consumable Fuels        1,205,335          90,207,271
  Sadia SA, pfd. .............................................             Food Products                 350,838             953,597
  Suzano Papel e Celulose SA, pfd., A ........................        Paper & Forest Products            923,094           6,431,749
  Unibanco - Uniao de Bancos Brasileiros SA,
   GDR, pfd. .................................................           Commercial Banks                324,000          23,976,000
                                                                                                                      --------------
  TOTAL PREFERRED STOCKS
   (COST $120,040,235) .......................................                                                           225,796,050
                                                                                                                      --------------
  TOTAL LONG TERM INVESTMENTS
   (COST $2,022,169,214) .....................................                                                         2,814,777,654
                                                                                                                      --------------

                                                                                                  ----------------
                                                                                                  PRINCIPAL AMOUNT
                                                                                                  ----------------
  SHORT TERM INVESTMENTS
   (COST $42,347,269) 1.4%
d U.S. Treasury Bill, 12/28/06 ...............................                                       $42,851,000          42,358,471
                                                                                                                      --------------
  TOTAL INVESTMENTS
   (COST $2,064,516,483) 98.6% ...............................                                                         2,857,136,125
  OTHER ASSETS, LESS LIABILITIES 1.4% ........................                                                            39,549,901
                                                                                                                      --------------
  NET ASSETS 100.0% ..........................................                                                        $2,896,686,026
                                                                                                                      ==============

See Selected Portfolio Abbreviations on page 18.

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2006, the aggregate value of these securities was $32,859,167 representing 1.13% of net assets.

b     Non-income producing for the twelve months ended September 30, 2006.

c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2006, the value of this security was $37,359,907, representing 1.29% of net assets.

d     The security is traded on a discount basis with no stated coupon rate.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 7

Templeton Institutional Funds, Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FOREIGN EQUITY SERIES                                                     INDUSTRY                       SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 96.0%
  COMMON STOCKS 95.6%
  AUSTRALIA 2.2%
  Alumina Ltd. ..........................................                Metals & Mining                  6,912,015     $ 31,890,077
  National Australia Bank Ltd. ..........................                Commercial Banks                 2,903,680       79,428,263
  Qantas Airways Ltd. ...................................                    Airlines                    11,228,850       32,724,445
                                                                                                                        ------------
                                                                                                                         144,042,785
                                                                                                                        ------------
  BERMUDA 1.4%
  ACE Ltd. ..............................................                   Insurance                     1,108,930       60,691,739
  XL Capital Ltd., A ....................................                   Insurance                       450,020       30,916,374
                                                                                                                        ------------
                                                                                                                          91,608,113
                                                                                                                        ------------
  BRAZIL 0.6%
  Embraer-Empresa Brasileira de Aeronautica
   SA, ADR ..............................................              Aerospace & Defense                  980,000       38,484,600
                                                                                                                        ------------
  CANADA 2.0%
  Alcan Inc. ............................................                Metals & Mining                    740,843       29,540,887
  BCE Inc. ..............................................     Diversified Telecommunication Services      2,264,605       61,456,731
  Husky Energy Inc. .....................................          Oil, Gas & Consumable Fuels              578,590       37,265,908
                                                                                                                        ------------
                                                                                                                         128,263,526
                                                                                                                        ------------
  CHINA 1.4%
  China Mobile (Hong Kong) Ltd. .........................      Wireless Telecommunication Services        8,492,000       60,005,853
  China Telecom Corp. Ltd., H ...........................     Diversified Telecommunication Services     89,754,000       32,488,467
                                                                                                                        ------------
                                                                                                                          92,494,320
                                                                                                                        ------------
  DENMARK 0.6%
a Vestas Wind Systems AS ................................              Electrical Equipment               1,451,613       38,763,010
                                                                                                                        ------------
  FINLAND 2.2%
  Stora Enso OYJ, R (EUR/FIM Traded) ....................            Paper & Forest Products              1,673,625       25,384,994
  Stora Enso OYJ, R (SEK Traded) ........................            Paper & Forest Products              2,814,636       42,730,676
  UPM-Kymmene OYJ .......................................            Paper & Forest Products              3,278,200       77,909,920
                                                                                                                        ------------
                                                                                                                         146,025,590
                                                                                                                        ------------
  FRANCE 8.6%
  Accor SA ..............................................         Hotels, Restaurants & Leisure             494,470       33,705,917
  AXA SA ................................................                   Insurance                     2,311,148       85,233,415
  Compagnie Generale des Etablissements
   Michelin, B ..........................................                Auto Components                  1,341,820       98,358,031
  France Telecom SA .....................................     Diversified Telecommunication Services      3,183,580       73,077,229
  Sanofi-Aventis ........................................                Pharmaceuticals                  1,106,500       98,509,079
  Sanofi-Aventis, ADR ...................................                Pharmaceuticals                      6,813          302,974
  Suez SA ...............................................                Multi-Utilities                  1,892,141       83,218,582
  Suez SA, ADR ..........................................                Multi-Utilities                      7,250          320,812
a Thomson SA ............................................               Household Durables                2,572,370       40,419,643
  Total SA, B ...........................................          Oil, Gas & Consumable Fuels              806,748       52,946,344
                                                                                                                        ------------
                                                                                                                         566,092,026
                                                                                                                        ------------


8 | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  FOREIGN EQUITY SERIES                                                     INDUSTRY                       SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  GERMANY 9.7%
  BASF AG ..............................................                    Chemicals                       534,020     $ 42,883,098
  BASF AG, ADR .........................................                    Chemicals                         6,430          515,043
  Bayerische Motoren Werke AG ..........................                   Automobiles                    1,647,950       88,341,345
  Celesio AG ...........................................         Health Care Providers & Services         2,357,104      122,919,158
  Deutsche Post AG .....................................             Air Freight & Logistics              3,524,380       92,431,711
  E.ON AG ..............................................                Electric Utilities                  956,750      113,703,056
a Infineon Technologies AG .............................     Semiconductors & Semiconductor Equipment     4,780,650       56,687,367
  Muenchener Rueckversicherungs-Gesellschaft
   AG ..................................................                    Insurance                       321,287       50,830,155
  Siemens AG ...........................................             Industrial Conglomerates               815,230       71,140,914
                                                                                                                        ------------
                                                                                                                         639,451,847
                                                                                                                        ------------
  HONG KONG 2.0%
  Cheung Kong (Holdings) Ltd. ..........................                   Real Estate                    2,550,000       27,379,936
  Cheung Kong (Holdings) Ltd., ADR .....................                   Real Estate                       31,535          336,664
  Hutchison Whampoa Ltd. ...............................             Industrial Conglomerates             5,342,550       47,180,587
  Hutchison Whampoa Ltd., ADR ..........................             Industrial Conglomerates                 4,795          211,726
  Swire Pacific Ltd., A ................................                   Real Estate                    5,440,500       56,844,641
  Swire Pacific Ltd., B ................................                   Real Estate                      154,500          289,143
                                                                                                                        ------------
                                                                                                                         132,242,697
                                                                                                                        ------------
  INDIA 3.9%
  Housing Development Finance Corp. Ltd. ...............            Thrifts & Mortgage Finance            3,668,470      122,920,584
  ICICI Bank Ltd. ......................................                 Commercial Banks                 4,935,848       75,352,796
  Satyam Computer Services Ltd. ........................                   IT Services                    3,347,536       59,841,135
  Satyam Computer Services Ltd., ADR ...................                   IT Services                       47,700        1,845,513
                                                                                                                        ------------
                                                                                                                         259,960,028
                                                                                                                        ------------
  ISRAEL 0.6%
a Check Point Software Technologies Ltd. ...............                     Software                     2,073,240       39,495,222
                                                                                                                        ------------
  ITALY 2.3%
  Eni SpA ..............................................           Oil, Gas & Consumable Fuels            2,433,040       72,110,032
  Mediaset SpA .........................................                      Media                       2,998,145       32,300,091
  UniCredito Italiano SpA ..............................                 Commercial Banks                 5,363,030       44,515,126
                                                                                                                        ------------
                                                                                                                         148,925,249
                                                                                                                        ------------
  JAPAN 4.8%
  Fujifilm Holdings Corp. ..............................           Leisure Equipment & Products           1,053,900       38,459,921
  Hitachi Ltd. .........................................        Electronic Equipment & Instruments        6,516,000       38,012,989
  Hitachi Ltd., ADR ....................................        Electronic Equipment & Instruments            2,275          132,564
  Mabuchi Motor Co. Ltd. ...............................        Electronic Equipment & Instruments          323,700       19,788,443
  NEC Corp. ............................................             Computers & Peripherals              3,873,000       21,282,562
  NEC Corp., ADR .......................................             Computers & Peripherals                 14,625           79,706
  Nintendo Co. Ltd. ....................................                     Software                       171,900       35,426,493
  Nomura Holdings Inc. .................................                 Capital Markets                  1,731,200       30,488,938
  Sompo Japan Insurance Inc. ...........................                    Insurance                     3,473,000       45,491,139
  Sony Corp. ...........................................                Household Durables                1,023,100       41,407,375


                                         Quarterly Statements of Investments | 9

Templeton Institutional Funds, Inc.

----------------------------------------------------------------------------------------------------------------------------------
  FOREIGN EQUITY SERIES                                                   INDUSTRY                        SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  JAPAN (CONTINUED)
  Sony Corp., ADR ....................................                Household Durables                    4,405     $    177,786
  Takeda Pharmaceutical Co. Ltd. .....................                 Pharmaceuticals                    763,500       47,644,003
                                                                                                                      ------------
                                                                                                                       318,391,919
                                                                                                                      ------------
  MEXICO 1.1%
  Telefonos de Mexico SA de CV, L, ADR ...............      Diversified Telecommunication Services      2,933,954       75,050,543
                                                                                                                      ------------
  NETHERLANDS 6.3%
  Akzo Nobel NV, ADR .................................                    Chemicals                         5,290          325,282
  ING Groep NV .......................................          Diversified Financial Services          2,548,410      112,114,382
  ING Groep NV, ADR ..................................          Diversified Financial Services             12,965          570,201
  Koninklijke Philips Electronics NV .................                Household Durables                2,954,061      103,661,227
  Koninklijke Philips Electronics NV, N.Y. shs. ......                Household Durables                   11,935          417,844
  SBM Offshore NV ....................................           Energy Equipment & Services            2,308,110       62,728,716
  Unilever NV ........................................                  Food Products                   3,797,500       93,430,192
  Unilever NV, N.Y. shs. .............................                  Food Products                       7,620          186,995
  Wolters Kluwer NV ..................................                      Media                       1,499,375       39,114,005
                                                                                                                      ------------
                                                                                                                       412,548,844
                                                                                                                      ------------
  NORWAY 1.0%
  Telenor ASA ........................................      Diversified Telecommunication Services      5,272,050       68,743,567
                                                                                                                      ------------
  PORTUGAL 0.9%
  Portugal Telecom SGPS SA ...........................      Diversified Telecommunication Services      4,496,290       56,166,618
                                                                                                                      ------------
  SINGAPORE 1.0%
  DBS Group Holdings Ltd. ............................                 Commercial Banks                 5,624,185       68,000,222
  DBS Group Holdings Ltd., ADR .......................                 Commercial Banks                     7,605          367,798
                                                                                                                      ------------
                                                                                                                        68,368,020
                                                                                                                      ------------
  SOUTH AFRICA 1.2%
  Sappi Ltd. .........................................             Paper & Forest Products              3,237,666       41,709,123
  Sappi Ltd., ADR ....................................             Paper & Forest Products              2,726,730       34,711,273
                                                                                                                      ------------
                                                                                                                        76,420,396
                                                                                                                      ------------
  SOUTH KOREA 7.0%
  Kookmin Bank .......................................                 Commercial Banks                   900,573       70,998,939
  Kookmin Bank, ADR ..................................                 Commercial Banks                   216,498       16,893,339
  Korea Electric Power Corp. .........................                Electric Utilities                1,146,540       44,649,933
  Korea Electric Power Corp., ADR ....................                Electric Utilities                   12,195          238,412
  KT Corp., ADR ......................................      Diversified Telecommunication Services        903,955       19,407,914
  LG Electronics Inc. ................................                Household Durables                  938,340       60,490,082
  POSCO ..............................................                 Metals & Mining                    224,020       58,002,536
  POSCO, ADR .........................................                 Metals & Mining                      4,080          264,915
  Samsung Electronics Co. Ltd. .......................     Semiconductors & Semiconductor Equipment       270,520      189,828,565
                                                                                                                      ------------
                                                                                                                       460,774,635
                                                                                                                      ------------
  SPAIN 5.4%
  Banco Santander Central Hispano SA .................                 Commercial Banks                 4,618,890       73,045,220


10| Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  FOREIGN EQUITY SERIES                                                    INDUSTRY                       SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  SPAIN (CONTINUED)
  Endesa SA ..........................................                Electric Utilities                 1,042,932      $ 44,374,783
  Iberdrola SA, Br. ..................................                Electric Utilities                 1,573,859        70,457,666
  Repsol YPF SA ......................................           Oil, Gas & Consumable Fuels             2,520,610        75,025,081
  Telefonica SA ......................................      Diversified Telecommunication Services       5,433,139        94,190,490
  Telefonica SA, ADR .................................      Diversified Telecommunication Services           8,892           460,695
                                                                                                                        ------------
                                                                                                                         357,553,935
                                                                                                                        ------------
  SWEDEN 5.6%
  Atlas Copco AB, A ..................................                    Machinery                      4,621,920       121,414,529
  Nordea Bank AB, FDR ................................                 Commercial Banks                  8,593,898       112,802,382
  Securitas AB, B ....................................          Commercial Services & Supplies           1,926,540        24,187,076
a Securitas Direct AB, B .............................          Diversified Consumer Services            1,926,540         4,837,415
a Securitas Systems AB ...............................          Commercial Services & Supplies           1,926,540         7,229,832
  Svenska Cellulosa AB, B ............................             Paper & Forest Products               1,294,903        59,373,687
  Swedbank AB ........................................                 Commercial Banks                  1,405,980        41,730,723
                                                                                                                        ------------
                                                                                                                         371,575,644
                                                                                                                        ------------
  SWITZERLAND 3.9%
  Adecco SA ..........................................          Commercial Services & Supplies           1,031,040        62,223,618
  Lonza Group AG .....................................                    Chemicals                        420,110        29,100,565
  Nestle SA ..........................................                  Food Products                      267,320        93,226,300
  Nestle SA, ADR .....................................                  Food Products                        2,310           201,400
  Swiss Reinsurance Co. ..............................                    Insurance                        922,362        70,604,738
  Swiss Reinsurance Co., ADR .........................                    Insurance                          3,295           252,225
  UBS AG .............................................                 Capital Markets                       9,510           564,038
                                                                                                                        ------------
                                                                                                                         256,172,884
                                                                                                                        ------------
  TAIWAN 0.7%
  Chunghwa Telecom Co. Ltd., ADR .....................      Diversified Telecommunication Services       1,247,929        21,601,655
  Compal Electronics Inc., GDR .......................             Computers & Peripherals               1,135,589         4,996,594
b Compal Electronics Inc., GDR, 144A .................             Computers & Peripherals               4,284,622        18,852,335
                                                                                                                        ------------
                                                                                                                          45,450,584
                                                                                                                        ------------
  UNITED KINGDOM 18.9%
  Alliance Boots PLC .................................             Food & Staples Retailing              2,235,880        32,445,942
  Amvescap PLC .......................................                 Capital Markets                   3,236,560        35,149,718
  BAE Systems PLC ....................................               Aerospace & Defense                 5,617,238        41,572,381
  BP PLC .............................................           Oil, Gas & Consumable Fuels             4,940,110        53,835,630
a British Airways PLC ................................                     Airlines                      7,028,710        56,197,073
a British Airways PLC, ADR ...........................                     Airlines                          8,225           658,165
  British Sky Broadcasting Group PLC .................                      Media                        6,149,950        62,874,482
  Cadbury Schweppes PLC ..............................                  Food Products                    5,278,910        56,193,349
  Compass Group PLC ..................................          Hotels, Restaurants & Leisure           14,860,370        74,641,360
  GlaxoSmithKline PLC ................................                 Pharmaceuticals                   2,786,240        74,187,086
  HSBC Holdings PLC ..................................                 Commercial Banks                  3,254,421        59,360,031
  HSBC Holdings PLC, ADR .............................                 Commercial Banks                      3,790           346,899
  National Grid PLC ..................................                 Multi-Utilities                   4,010,399        50,161,930
  Pearson PLC ........................................                      Media                        3,511,000        49,996,573


                                        Quarterly Statements of Investments | 11

Templeton Institutional Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  FOREIGN EQUITY SERIES                                                  INDUSTRY                        SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  UNITED KINGDOM (CONTINUED)
  Rentokil Initial PLC ..............................         Commercial Services & Supplies            6,043,130     $   16,605,434
a Rolls-Royce Group PLC .............................              Aerospace & Defense                 13,555,704        114,982,162
  Royal Bank of Scotland Group PLC ..................                Commercial Banks                   2,923,660        100,674,339
  Royal Dutch Shell PLC, B, ADR .....................          Oil, Gas & Consumable Fuels              1,415,307         96,778,693
  Shire PLC .........................................                Pharmaceuticals                    2,293,320         38,131,845
  Shire PLC, ADR ....................................                Pharmaceuticals                        8,590            424,260
  Smiths Group PLC ..................................            Industrial Conglomerates               2,980,820         50,037,573
  Standard Chartered PLC ............................                Commercial Banks                   2,715,610         69,560,659
  Vodafone Group PLC ................................      Wireless Telecommunication Services         31,957,073         73,151,975
  Yell Group PLC ....................................                     Media                         3,309,540         36,902,823
                                                                                                                      --------------
                                                                                                                       1,244,870,382
                                                                                                                      --------------
  UNITED STATES 0.3%
  News Corp., A .....................................                     Media                         1,089,919         21,416,908
                                                                                                                      --------------
  TOTAL COMMON STOCKS
    (COST $3,546,501,064) ...........................                                                                  6,299,353,892
                                                                                                                      --------------
  PREFERRED STOCKS (COST $31,484,036) 0.4%
  BRAZIL 0.4%
  Tele Norte Leste Participacoes SA, ADR, pfd. ......     Diversified Telecommunication Services        2,195,300         30,097,563
                                                                                                                      --------------
  TOTAL LONG TERM INVESTMENTS
    (COST $3,577,985,100) ...........................                                                                  6,329,451,455
                                                                                                                      --------------
  SHORT TERM INVESTMENTS 3.6%
  UNITED STATES 3.6%
c Franklin Institutional Fiduciary Trust Money
   Market Portfolio, 4.95% ..........................                                                 136,590,144        136,590,144

                                                                                                  ----------------
                                                                                                  PRINCIPAL AMOUNT
                                                                                                  ----------------
d U.S. Treasury Bills, 11/02/06 - 3/22/07 ...........                                                $100,153,000         98,193,767
                                                                                                                      --------------
  TOTAL SHORT TERM INVESTMENTS
    (COST $234,721,098) .............................                                                                    234,783,911
                                                                                                                      --------------
  TOTAL INVESTMENTS
    (COST $3,812,706,198) 99.6% .....................                                                                  6,564,235,366
  OTHER ASSETS, LESS LIABILITIES 0.4% ...............                                                                     27,047,340
                                                                                                                      --------------
  NET ASSETS 100.0% .................................                                                                 $6,591,282,706
                                                                                                                      ==============

See Selected Currency and Portfolio Abbreviations on page 18.

a     Non-income producing for the twelve months ended September 30, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2006 the value of this security was $18,852,335 representing 0.29% of net assets.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Funds' investment manager. The rate shown is the annualized seven-day yield at period end.

d     The security is traded on a discount basis with no stated coupon rate.


12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FOREIGN SMALLER COMPANIES SERIES                                         INDUSTRY                          SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 91.4%
  COMMON STOCKS 90.1%
  AUSTRALIA 4.0%
  Billabong International Ltd. ......................           Textiles, Apparel & Luxury Goods              87,656     $   957,149
  Downer EDI Ltd. ...................................            Commercial Services & Supplies              232,245       1,038,623
  Iluka Resources Ltd. ..............................                   Metals & Mining                      235,139       1,246,105
  PaperlinX Ltd. ....................................               Paper & Forest Products                  832,142       2,387,912
  Repco Corp. Ltd. ..................................                     Distributors                       443,845         406,908
                                                                                                                         -----------
                                                                                                                           6,036,697
                                                                                                                         -----------
  BAHAMAS 1.0%
a Steiner Leisure Ltd. ..............................            Diversified Consumer Services                37,530       1,578,137
                                                                                                                         -----------
  BELGIUM 1.3%
  Barco NV ..........................................          Electronic Equipment & Instruments             20,740       1,897,723
                                                                                                                         -----------
  BERMUDA 0.3%
a Weatherford International Ltd. ....................             Energy Equipment & Services                 11,732         489,459
                                                                                                                         -----------
  BRAZIL 2.1%
b Companhia de Saneamento de Minas Gerais,
    144A ............................................                   Water Utilities                      141,900       1,320,880
b Lojas Renner SA, 144A .............................                   Multiline Retail                      32,400       1,877,527
                                                                                                                         -----------
                                                                                                                           3,198,407
                                                                                                                         -----------
  CANADA 10.9%
  CAE Inc. ..........................................                 Aerospace & Defense                    261,920       2,234,144
  Domtar Inc. .......................................               Paper & Forest Products                  103,950         610,349
a Dorel Industries Inc., B ..........................                  Household Durables                     44,300       1,128,069
a GSI Group Inc. ....................................          Electronic Equipment & Instruments            151,050       1,412,317
  Legacy Hotels .....................................                     Real Estate                        204,730       1,760,980
  Linamar Corp. .....................................                   Auto Components                      106,490       1,220,024
  MDS Inc. ..........................................           Health Care Providers & Services             115,390       1,977,819
  North West Co. Fund ...............................            Diversified Financial Services              162,450       2,522,719
a Open Text Corp. ...................................             Internet Software & Services                87,800       1,571,716
  Precision Drilling Trust ..........................             Energy Equipment & Services                 28,080         862,821
  Quebecor World Inc. ...............................            Commercial Services & Supplies               70,980         740,136
  Transcontinental Inc., B ..........................            Commercial Services & Supplies               25,630         424,395
                                                                                                                         -----------
                                                                                                                          16,465,489
                                                                                                                         -----------
  CHINA 6.1%
  Bio-Treat Technology Ltd. .........................            Commercial Services & Supplies            1,625,000         721,426
  China Oilfield Services Ltd. ......................             Energy Equipment & Services              3,454,000       1,857,645
a China Pharmaceutical Group Ltd. ...................                   Pharmaceuticals                    3,168,000         382,243
  China Resources Power Holdings Co. Ltd. ...........     Independent Power Producers & Energy Traders     2,036,000       2,153,433
  People's Food Holdings Ltd. .......................                    Food Products                     1,948,000       1,324,836
  Sinotrans Ltd., H .................................               Air Freight & Logistics                2,133,000         731,019
  Travelsky Technology Ltd., H ......................                     IT Services                      1,153,000       1,453,339
  Weiqiao Textile Co. Ltd. ..........................           Textiles, Apparel & Luxury Goods             488,500         647,099
                                                                                                                         -----------
                                                                                                                           9,271,040
                                                                                                                         -----------


                                        Quarterly Statements of Investments | 13

Templeton Institutional Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  FOREIGN SMALLER COMPANIES SERIES                                            INDUSTRY                       SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  DENMARK 1.5%
a Vestas Wind Systems AS ................................               Electrical Equipment                  83,180     $ 2,221,189
                                                                                                                         -----------
  FINLAND 2.9%
  Amer Sports OYJ .......................................           Leisure Equipment & Products             109,180       2,450,778
  Huhtamaki OYJ .........................................              Containers & Packaging                 67,870       1,174,893
  KCI Konecranes OYJ ....................................                    Machinery                        41,560         789,015
                                                                                                                         -----------
                                                                                                                           4,414,686
                                                                                                                         -----------
  GERMANY 3.5%
  Celesio AG ............................................         Health Care Providers & Services            34,250       1,786,082
a Jenoptik AG ...........................................     Semiconductors & Semiconductor Equipment       118,490       1,092,456
  Vossloh AG ............................................                    Machinery                        40,810       2,401,443
                                                                                                                         -----------
                                                                                                                           5,279,981
                                                                                                                         -----------
  HONG KONG 5.5%
  Asia Satellite Telecommunications Holdings Ltd. .......      Diversified Telecommunication Services        318,000         530,636
  Dah Sing Financial Group ..............................                 Commercial Banks                   137,600       1,239,003
  Fountain Set (Holdings) Ltd. ..........................         Textiles, Apparel & Luxury Goods         1,400,000         377,375
  Giordano International Ltd. ...........................                 Specialty Retail                 1,694,000         826,273
  Hang Lung Group Ltd. ..................................                   Real Estate                      355,000         913,627
  Hopewell Holdings Ltd. ................................          Transportation Infrastructure             384,000       1,094,235
  Ngai Lik Industrial Holding Ltd. ......................                Household Durables                2,832,000         283,540
  Techtronic Industries Co. Ltd. ........................                Household Durables                  680,000       1,003,767
  Texwinca Holdings Ltd. ................................         Textiles, Apparel & Luxury Goods           667,000         435,783
  Yue Yuen Industrial Holdings Ltd. .....................         Textiles, Apparel & Luxury Goods           501,000       1,556,250
                                                                                                                         -----------
                                                                                                                           8,260,489
                                                                                                                         -----------
  INDIA 1.2%
  Hindustan Petroleum Corp. Ltd. ........................           Oil, Gas & Consumable Fuels              141,770         865,822
  Tata Motors Ltd., ADR .................................                    Machinery                        51,220         951,667
                                                                                                                         -----------
                                                                                                                           1,817,489
                                                                                                                         -----------
  INDONESIA 0.4%
  PT Indosat Tbk ........................................      Diversified Telecommunication Services      1,215,400         679,990
                                                                                                                         -----------
  ISRAEL 0.9%
a Orbotech Ltd. .........................................        Electronic Equipment & Instruments           54,930       1,301,841
                                                                                                                         -----------
  JAPAN 5.0%
  Japan Airport Terminal Co. Ltd. .......................          Transportation Infrastructure              80,000         873,799
  Meitec Corp. ..........................................          Commercial Services & Supplies             51,500       1,582,871
  Nichii Gakkan Co. .....................................         Health Care Providers & Services            47,900         749,090
  Sangetsu Co. Ltd. .....................................                Household Durables                   29,300         684,713
  Sohgo Security Services Co. Ltd. ......................          Commercial Services & Supplies            136,200       2,410,211
  Tokyo Individualized Educational Institute Inc. .......          Diversified Consumer Services             506,440       1,286,415
                                                                                                                         -----------
                                                                                                                           7,587,099
                                                                                                                         -----------


14 | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    FOREIGN SMALLER COMPANIES SERIES                                            INDUSTRY                     SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    LUXEMBOURG 0.4%
  a Thiel Logistik AG .........................................                IT Services                   149,260     $   565,982
                                                                                                                         -----------
    MEXICO 0.8%
    Grupo Aeroportuario del Sureste SA de CV, ADR .............       Transportation Infrastructure           31,810       1,186,831
                                                                                                                         -----------
    NETHERLANDS 8.4%
    Aalberts Industries NV ....................................                 Machinery                     34,657       2,568,995
    Arcadis NV ................................................         Construction & Engineering            11,640         511,646
  a Draka Holding NV ..........................................            Electrical Equipment              103,895       2,035,686
    Imtech NV .................................................         Construction & Engineering            27,200       1,426,370
    OPG Groep NV ..............................................      Health Care Providers & Services         24,110       2,313,097
    SBM Offshore NV ...........................................        Energy Equipment & Services            51,800       1,407,796
    Vedior NV .................................................       Commercial Services & Supplies         132,640       2,484,521
                                                                                                                         -----------
                                                                                                                          12,748,111
                                                                                                                         -----------
    NORWAY 0.6%
    Prosafe ASA ...............................................        Energy Equipment & Services            16,150         989,818
                                                                                                                         -----------
    RUSSIA 0.5%
a,b Pyaterochka Holding NV, GDR, 144A .........................          Food & Staples Retailing             30,750         612,847
a,b Pyaterochka Holding NV, GDR, 144A (IPO) ...................          Food & Staples Retailing              5,778         115,156
                                                                                                                         -----------
                                                                                                                             728,003
                                                                                                                         -----------
    SINGAPORE 2.2%
    Huan Hsin Holdings Ltd. ...................................     Electronic Equipment & Instruments     1,516,000         525,063
    Osim International Ltd. ...................................              Specialty Retail              1,443,360       1,708,764
    Venture Corp. Ltd. ........................................     Electronic Equipment & Instruments       131,000       1,039,420
                                                                                                                         -----------
                                                                                                                           3,273,247
                                                                                                                         -----------
    SOUTH KOREA 6.7%
    Bank of Pusan .............................................              Commercial Banks                186,080       2,300,804
    Daeduck Electronics Co. Ltd. ..............................     Electronic Equipment & Instruments        72,480         634,990
    Daegu Bank Co. Ltd. .......................................              Commercial Banks                163,580       2,740,019
    Halla Climate Control Corp. ...............................              Auto Components                 162,580       1,898,557
    Hansol Paper Co. Ltd. .....................................          Paper & Forest Products              52,730         746,718
    Sindo Ricoh Co. ...........................................             Office Electronics                12,820         731,604
    Youngone Corp. ............................................      Textiles, Apparel & Luxury Goods        251,810       1,117,677
                                                                                                                         -----------
                                                                                                                          10,170,369
                                                                                                                         -----------
    SPAIN 1.1%
    Sol Melia SA ..............................................       Hotels, Restaurants & Leisure           91,738       1,646,241
                                                                                                                         -----------
    SWEDEN 1.6%
    D. Carnegie & Co. AB ......................................              Capital Markets                 115,310       2,431,157
                                                                                                                         -----------
    SWITZERLAND 4.0%
  a Kuoni Reisen Holding AG, B ................................       Hotels, Restaurants & Leisure            2,590       1,332,083
  a Medisize Holding AG .......................................      Health Care Equipment & Supplies          6,600         472,484


                                        Quarterly Statements of Investments | 15

Templeton Institutional Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  FOREIGN SMALLER COMPANIES SERIES                                         INDUSTRY                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  SWITZERLAND (CONTINUED)
a SIG Holding AG ...................................                      Machinery                           3,210     $    926,900
  Verwaltungs-und Privat-Bank AG ...................                   Capital Markets                        6,760        1,611,326
  Vontobel Holding AG ..............................                   Capital Markets                       40,680        1,675,748
                                                                                                                        ------------
                                                                                                                           6,018,541
                                                                                                                        ------------
  TAIWAN 5.1%
  AcBel Polytech Inc. ..............................                 Electrical Equipment                 1,815,587          562,059
  D-Link Corp. .....................................               Communications Equipment               2,125,420        2,246,744
  Fu Sheng Industrial Co. Ltd. .....................               Industrial Conglomerates                 915,408          857,072
  Giant Manufacturing Co. Ltd. .....................             Leisure Equipment & Products               515,000          808,819
  KYE Systems Corp. ................................               Computers & Peripherals                1,286,448        1,068,479
  Pihsiang Machinery Manufacturing Co. Ltd. ........           Health Care Equipment & Supplies             110,000          222,591
  Ta Chong Bank Ltd. ...............................                   Commercial Banks                   2,673,000          795,199
  Taiwan Fu Hsing ..................................                  Building Products                     617,110          523,733
  Test-Rite International Co. Ltd. .................                     Distributors                     1,110,613          593,713
                                                                                                                        ------------
                                                                                                                           7,678,409
                                                                                                                        ------------
  THAILAND 2.6%
  BEC World Public Co. Ltd., fgn. ..................                        Media                         1,673,200          775,021
  Glow Energy Public Co. Ltd., fgn. ................     Independent Power Producers & Energy Traders       708,000          532,437
b Glow Energy Public Co. Ltd., fgn., 144A ..........     Independent Power Producers & Energy Traders     1,271,300          956,056
a Total Access Communication Public Co. Ltd. .......         Wireless Telecommunication Services            410,000        1,648,200
                                                                                                                        ------------
                                                                                                                           3,911,714
                                                                                                                        ------------
  UNITED KINGDOM 9.5%
  Bodycote International PLC .......................                      Machinery                         441,480        1,963,292
b Bodycote International PLC, 144A .................                      Machinery                          35,200          156,537
  Burberry Group PLC ...............................           Textiles, Apparel & Luxury Goods             156,510        1,512,175
  DS Smith PLC .....................................                Containers & Packaging                  360,250        1,038,807
  Electrocomponents PLC ............................          Electronic Equipment & Instruments            209,920        1,093,702
  Future PLC .......................................                        Media                           908,830          548,811
  Game Group PLC ...................................                   Specialty Retail                   1,701,310        2,811,307
  Homeserve PLC ....................................            Commercial Services & Supplies               69,716        2,170,875
  John Wood Group PLC ..............................             Energy Equipment & Services                353,390        1,521,922
  Yule Catto & Company PLC .........................                      Chemicals                         358,520        1,476,884
                                                                                                                        ------------
                                                                                                                          14,294,312
                                                                                                                        ------------
  TOTAL COMMON STOCKS
    (COST $101,430,666) ............................                                                                     136,142,451
                                                                                                                        ------------
  PREFERRED STOCKS 1.3%
  BRAZIL 0.4%
  Aracruz Celulose SA, ADR, pfd. ...................               Paper & Forest Products                   13,370          665,425
                                                                                                                        ------------
  GERMANY 0.9%
  Hugo Boss AG, pfd. ...............................           Textiles, Apparel & Luxury Goods              29,430        1,275,331
                                                                                                                        ------------


16 | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

---------------------------------------------------------------------------------------------------------------
  FOREIGN SMALLER COMPANIES SERIES                                             PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  PREFERRED STOCKS (CONTINUED)
  TOTAL PREFERRED STOCKS
    (COST $847,627) ...................................                                            $  1,940,756
                                                                                                   ------------

  TOTAL LONG TERM INVESTMENTS
    (COST $102,278,293) ...............................                                             138,083,207
                                                                                                   ------------

  SHORT TERM INVESTMENTS
    (COST $12,412,870) 8.2%
  UNITED STATES 8.2%
c U.S. Treasury Bills, 10/05/06 - 3/22/07 .............                          $12,608,000         12,422,203
                                                                                                   ------------

  TOTAL INVESTMENTS (COST $114,691,163)
    99.6% .............................................                                             150,505,410
  OTHER ASSETS, LESS LIABILITIES 0.4% .................                                                 531,569
                                                                                                   ------------
  NET ASSETS 100.0% ...................................                                            $151,036,979
                                                                                                   ============

See Selected Portfolio Abbreviations on page 18.

a     Non-income producing for the twelve months ended September 30, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At March 31, 2006, the aggregate value of these securities was $5,039,003 representing 3.34% of net assets.

c     The security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 17

Templeton Institutional Funds, Inc.

SELECTED CURRENCY ABBREVIATIONS

EUR - Euro
FIM - Finnish Markka
SEK - Swedish Krona

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
FDR - Foreign Depository Receipt
GDR - Global Depository Receipt
SDR - Swedish Depository Receipt


18 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Templeton Institutional Funds, Inc. is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of three separate portfolios.

1. INCOME TAXES

At September 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                  ------------------------------------------------------
                                                                       TIFI               TIFI                 TIFI
                                                                     EMERGING            FOREIGN        FOREIGN SMALLER
                                                                  MARKETS SERIES      EQUITY SERIES     COMPANIES SERIES
                                                                  ------------------------------------------------------
Cost of investments ....................................          $2,111,349,026     $3,896,621,535       $115,024,654
                                                                  ====================================================

Unrealized appreciation ................................          $  776,721,853     $2,755,162,261       $ 42,272,376
Unrealized depreciation ................................             (30,934,754)       (87,548,430)        (6,791,620)
                                                                  ----------------------------------------------------
Net unrealized appreciation (depreciation) .............          $  745,787,099     $2,667,613,831       $ 35,480,756
                                                                  ====================================================

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 19


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INSTITUTIONAL FUNDS, INC.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 27, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 27, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date November 27, 2006